Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	100,000,000.0	100,000,000.0
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000.0	600,000,000.0
Common stock, shares issued	198,800,000	198,800,000
Treasury stock (in shares)	66,200,000	67,000,000.0